Subsequent Events (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
#7 foreign bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Jan. 22, 2019
Maturity	Jan. 22, 2022
Interest rate (%)	3.38%
Amounts issued for the subsequent period	₩ 300
#47-1 corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 08, 2019
Maturity	Feb. 08, 2039
Interest rate (%)	2.19%
Amounts issued for the subsequent period	₩ 160,000
#47-2 corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Feb. 08, 2019
Maturity	Feb. 08, 2049
Interest rate (%)	2.17%
Amounts issued for the subsequent period	₩ 120,000
#2 Swiss Franc bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Western Power Co., Ltd.
Issue date	Feb. 27, 2019
Maturity	Feb. 27, 2024
Interest rate (%)	0.13%
Amounts issued for the subsequent period	₩ 200
#32-1 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea East-West Power Co., Ltd.
Issue date	Mar. 07, 2019
Maturity	Mar. 07, 2039
Interest rate (%)	2.18%
Amounts issued for the subsequent period	₩ 40,000
#32-2 non-guaranteed corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea East-West Power Co., Ltd.
Issue date	Mar. 07, 2019
Maturity	Mar. 07, 2049
Interest rate (%)	2.16%
Amounts issued for the subsequent period	₩ 40,000